Note 11 - Capital Stock (Details Textual) - USD ($)	1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2010	Mar. 31, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 01, 2015	Aug. 31, 2015
Rights [Member] | Minimum [Member]
Common Stock, Stock Acquisition, Rate			15.00%
Exchange Offer Of Common Stock			15.00%
Rights [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 18
Preferred Stock, Redemption Price Per Share			$ 0.001
Delos Internet [Member]
Stock Issued During Period, Shares, Acquisitions		21,684
Stock Issued During Period, Value, Acquisitions		$ 1,071,172
Stock Returned During Period, Shares, Adjustments, Acquisitions	2,427
Stock Returned During Period Value Adjustments Acquisitions	$ 119,916
Common Stock, Shares Authorized					200,000,000	200,000,000	95,000,000		200,000,000	95,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001	$ 0.001
Common Stock, Stock Acquisition, Rate			15.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 5
Sale of Stock, Price Per Share				$ 60
Proceeds from Issuance of Common Stock				$ 33,000,000	$ 1,672,500			$ 30,499,336
Stock Issued During Period, Shares, New Issues				550,000
Payments of Stock Issuance Costs				$ 2,501,000
Stock Issued During Period, Value, Acquisitions								$ 951,256